Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Net loss attributable to Iconic Brands, Inc.	$ (837,920)	$ (672,667)	$ (2,906,698)	$ (4,157,254)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net loss attributable to noncontrolling interests in subsidiaries and variable interest entity	(74,178)	(309,697)	(424,599)	(693,364)
Issuance of note payable to consultant	0	50,000	50,000	0
Stock-based compensation	243,081	290,700	775,700	273,250
Depreciation and amortization	4,615	0
Noncash lease expense			3,293	0
Changes in operating assets and liabilities:
Expense (income) from derivative liability			0	1,106,967
Accounts receivable	325,782	9,566	(460,241)	197,568
Loss (gain) from settlement of debt			0	57,229
Inventories	(64,344)	41,768	(315,530)	(198,423)
Amortization of debt discounts			0	107,846
Prepaid expenses	(66,318)	0	0	5,000
Loss on conversion of debt and accrued interest			0	1,343,910
Accounts payable and accrued expenses	(153,575)	220,754	541,343	215,481
Gain on forgiveness of debt			0	(5,000)
Accrued interest payable			0	(7,849)
Net cash used in operating activities	(622,857)	(369,576)	(2,736,732)	(1,754,639)
Investing Activities:
Leasehold improvements	0	0	(20,000)	0
Loans to discontinued subsidiary			(797,213)	0
Furniture and equipment	(8,708)	0
Net cash used in investing activities	(8,708)	0	(817,213)	0
Financing Activities:
Proceeds from sale of Series G Preferred Stock and warrants (net of placement agent fees of $150,000)	1,325,000	0	2,802,500	0
Proceeds from sale of Series E Preferred Stock and warrants	0	340,630	509,380	831,250
Repayment of debt and accrued interest			(10,000)	(90,296)
Loans payable to officer and affiliated entity			17,040	(32,284)
Repayment of note payable	(25,000)	0
Loans payable to officer and affiliated entity	(15,387)	0
Proceeds from exercise of warrants	307,200		307,200	0
Net cash provided by financing activities	1,284,613	340,630	3,626,120	708,670
Increase (decrease) in cash and cash equivalents	653,048	(28,946)	72,175	(1,045,969)
Cash and cash equivalents, beginning of period	263,638	191,463	191,463	1,237,432
Cash and cash equivalents, end of period	916,686	162,517	263,638	191,463
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	0	0	0	0
Interest paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock in exchange for the surrender of Series C Preferred Stock and Series D Preferred Stock	0	2,000	500,000	0
Issuance of common stock in exchange for Series E Preferred Stock	270	0	781,323	0
Issuance of common stock in exchange for Series F Preferred Stock	304	0	650,500	0
Issuance of common stock to Escrow Agent in connection with Settlement Agreement and Amended Settlement Agreement	$ 0	$ 534	133,551	345,000
Issuance of common stock in connection with acquisition of 51% equity interest in Green Grow Farms, Inc.			1,250,000	0
Issuance of note payable in connection with acquisition of 51% Equity interest in Green Grow Farms, Inc.			200,000	0
Exchange of Series E Preferred Stock for Series F Preferred Stock			681,250	0
Receipt of Can B Corp. common stock in connection with sale of 51% equity interest in Green Grow Farms, Inc. effective December 31, 2019			1,000,000	0
Issuance of common stock in satisfaction of debt and accrued interest			$ 0	$ 881,667
Series E Preferred Stock to be issued in exchange for common stock pursuant to Share Exchange Agreement dated May 21, 2018				120,000